Satellites and Other Property and Equipment - Schedule of Satellites and Other Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 9,973,711	$ 9,391,685
Less: accumulated depreciation	(4,093,447)	(3,586,145)
Satellites and other property and equipment, net	5,880,264	5,805,540
Satellites And Launch Vehicles [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	9,154,751	8,628,596
Information Systems And Ground Segment [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	582,115	559,250
Buildings and other [Member]
Property, Plant and Equipment [Line Items]
Satellites and other property and equipment, cost	$ 236,845	$ 203,839